UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / FEBRUARY 29, 2008

Legg Mason Partners

Aggressive Growth Fund

Managed by	CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks capital appreciation. It seeks to achieve this objective by investing primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand during the six-month reporting period ended February 29, 2008, it weakened significantly as the reporting period progressed. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market and an ongoing credit crunch took their toll on the economy during the last three months of 2007. During this period, GDP growth was 0.6%. Recently, there have been additional signs of an economic slowdown, leading some to believe that the U.S. may be headed for a recession. The U.S. Department of Labor said that non-farm payroll employment fell 22,000 in January 2008, the first monthly decline in more than four years. This was followed up with 63,000 jobs lost in February — the largest decline in five years. Elsewhere, the National Association of Realtors reported that existing home sales fell for the sixth consecutive month in January 2008 and the median home price was down nearly 5% versus January 2007.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate — the rate the Fed uses for loans it makes directly to banks — from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, 2007, the Fed reduced the discount rate to 5.25% and the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates in October and December 2007, bringing the federal funds rate to 4.25% at the end of 2007. In January 2008, the Fed continued to aggressively ease monetary policy in an attempt to ward off a recession. In a surprise move, the Fed cut the federal funds rate on January 22, 2008 by 0.75% to 3.50%. The Fed again lowered the federal funds rate during its meeting on January 30, 2008, bringing it to 3.00%. In March 2008, after the reporting period ended, the Fed cut the federal funds rate an additional 0.75% to 2.25%, its lowest level since December 2004. In its statement accompanying the March rate cut, the Fed stated: “Recent information indicates that the outlook for economic activity has weakened further.... Financial markets remain under considerable stress, and the tightening of

Legg Mason Partners Aggressive Growth Fund	I

Letter from the chairman continued

credit conditions and the deepening of the housing contraction are likely to weigh on economic growth over the next few quarters.”

The U.S. stock market generated poor results during the six-month reporting period. After rising in September and October 2007, stock prices plunged during the last four months of the reporting period. This was due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and increasing fears of a recession. The market’s woes were evident in January 2008, as the S&P 500 Indexiv fell 6.00% — its worst performance in the month of January since 1990. This was followed up with a 3.25% decline in February. All told, the S&P 500 Index returned -8.79% during the six months ended February 29, 2008.

Looking at U.S. stock prices more closely, there were few bright spots, as the market’s weakness was broad in scope. Large-cap stocks outperformed their mid- and small-cap counterparts on a relative basis, as the Russell 1000v, Russell Midcapvi and Russell 2000vii Indexes returned -8.44%, -8.99% and -12.91%, respectively, during the six-month reporting period. From an investment style perspective, growth stocks outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning -6.99% and -10.70%, respectively.

II	Legg Mason Partners Aggressive Growth Fund

Performance review

For the six months ended February 29, 2008, Class A shares of Legg Mason Partners Aggressive Growth Fund, excluding sales charges, returned -5.50%. The Fund’s unmanaged benchmark, the Russell 3000 Growth Index, returned -6.99% for the same period. The Lipper Multi-Cap Growth Funds Category Average1 returned -7.29% over the same time frame.

PERFORMANCE SNAPSHOT as of February 29, 2008 (excluding sales charges) (unaudited)
6 MONTHS
Aggressive Growth Fund — Class A Shares	-5.50%
Russell 3000 Growth Index	-6.99%
Lipper Multi-Cap Growth Funds Category Average[1]	-7.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -5.93%, Class C shares returned -5.81%, Class I shares returned -5.28%, Class R shares returned -5.53% and Class FI shares returned -5.41% over the six months ended February 29, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most recent prospectus dated December 20, 2007, the gross total operating expenses for Class A, Class B, Class C, Class I, Class R and Class FI shares were 1.14%, 1.97%, 1.78%, 0.71%, 1.23% and 0.99%, respectively.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended February 29, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 542 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Aggressive Growth Fund	III

Letter from the chairman continued

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 28, 2008

IV	Legg Mason Partners Aggressive Growth Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund may invest a significant portion of its assets in small- and mid-cap companies, which may be more volatile than an investment that focuses only on large-cap companies. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Partners Aggressive Growth Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN as a percent of total investments — February 29, 2008

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2007 and held for the six months ended February 29, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	(5.50)%	$1,000.00	$945.00	1.19%	$5.75
Class B	(5.93)	1,000.00	940.70	2.08	10.04
Class C	(5.81)	1,000.00	941.90	1.83	8.84
Class I	(5.28)	1,000.00	947.20	0.71	3.44
Class R	(5.53)	1,000.00	944.70	1.23	5.95
Class FI	(5.41)	1,000.00	945.90	0.97	4.69

[1]	For the six months ended February 29, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

Fund expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,018.95	1.19%	$5.97
Class B	5.00	1,000.00	1,014.52	2.08	10.42
Class C	5.00	1,000.00	1,015.76	1.83	9.17
Class I	5.00	1,000.00	1,021.33	0.71	3.57
Class R	5.00	1,000.00	1,018.75	1.23	6.17
Class FI	5.00	1,000.00	1,020.04	0.97	4.87

[1]	For the six months ended February 29, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

February 29, 2008

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 100.0%
CONSUMER DISCRETIONARY — 13.5%
	Media — 13.3%
9,011,600	Cablevision Systems Corp., New York Group, Class A Shares*	$241,420,764
804,600	CBS Corp., Class B Shares	18,360,972
	Comcast Corp.:
1,938,200	Class A Shares	37,872,428
14,539,100	Special Class A Shares	281,331,585
1,575,800	Discovery Holding Co., Class A Shares*	35,565,806
	Liberty Global Inc.:
715,531	Series A Shares*	26,903,966
725,648	Series C Shares*	25,448,475
	Liberty Media Holding Corp.:
811,100	Capital Group, Series A Shares*	94,176,821
4,055,300	Interactive Group, Series A Shares*	58,234,108
22,246,200	Sirius Satellite Radio Inc.*	63,179,208
804,600	Viacom Inc., Class B Shares*	31,982,850
4,986,900	Walt Disney Co.	161,625,429
1,019,600	World Wrestling Entertainment Inc., Class A Shares	18,046,920
	Total Media	1,094,149,332
	Specialty Retail — 0.2%
2,694,800	Charming Shoppes Inc.*	14,848,348
	TOTAL CONSUMER DISCRETIONARY	1,108,997,680
ENERGY — 23.8%
	Energy Equipment & Services — 13.9%
1,254,600	Core Laboratories NV*	152,559,360
4,593,600	Grant Prideco Inc.*	231,838,992
11,103,000	Weatherford International Ltd.*	765,218,760
	Total Energy Equipment & Services	1,149,617,112
	Oil, Gas & Consumable Fuels — 9.9%
12,762,500	Anadarko Petroleum Corp.	813,481,750
	TOTAL ENERGY	1,963,098,862
FINANCIALS — 12.6%
	Capital Markets — 10.3%
1,378,700	Cohen & Steers Inc.	34,715,666
27,800	Goldman Sachs Group Inc.	4,715,714
11,984,300	Lehman Brothers Holdings Inc.	611,079,457
3,990,400	Merrill Lynch & Co. Inc.	197,764,224
	Total Capital Markets	848,275,061
	Diversified Financial Services — 0.2%
831,500	CIT Group Inc.	18,475,930

See Notes to Financial Statements.

4	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND
SHARES	SECURITY	VALUE

	Thrifts & Mortgage Finance — 2.1%
4,171,200	Astoria Financial Corp.	$109,160,304
3,985,800	New York Community Bancorp Inc.	65,088,114
	Total Thrifts & Mortgage Finance	174,248,418
	TOTAL FINANCIALS	1,040,999,409
HEALTH CARE — 33.5%
	Biotechnology — 18.0%
1,373,100	Alkermes Inc.*	17,767,914
6,210,500	Amgen Inc.*	282,701,960
138,875	AP Pharma Inc.*	193,036
7,022,600	Biogen Idec Inc.*	409,838,936
493,100	Genentech Inc.*	37,352,325
6,188,600	Genzyme Corp.*	438,895,512
4,263,900	ImClone Systems Inc.*	191,918,139
973,300	Isis Pharmaceuticals Inc.*	14,015,520
4,171,200	Millennium Pharmaceuticals Inc.*	58,355,088
815,700	Nabi Biopharmaceuticals*	3,156,759
1,853,900	Vertex Pharmaceuticals Inc.*	32,443,250
	Total Biotechnology	1,486,638,439
	Health Care Equipment & Supplies — 1.8%
3,452,300	Covidien Ltd.	147,723,917
	Health Care Providers & Services — 7.7%
13,699,900	UnitedHealth Group Inc.	636,771,352
	Pharmaceuticals — 6.0%
1,101,576	Anesiva Inc.*	5,243,502
1,490,600	BioMimetic Therapeutics Inc.*	20,480,844
7,415,400	Forest Laboratories Inc.*	294,910,458
1,483,100	Johnson & Johnson	91,892,876
742,020	Teva Pharmaceutical Industries Ltd., ADR	36,410,921
3,336,900	Valeant Pharmaceuticals International*	45,882,375
	Total Pharmaceuticals	494,820,976
	TOTAL HEALTH CARE	2,765,954,684
INDUSTRIALS — 5.9%
	Aerospace & Defense — 3.0%
2,309,575	L-3 Communications Holdings Inc.	245,484,727
	Industrial Conglomerates — 1.7%
3,452,300	Tyco International Ltd.	138,299,138
	Machinery — 1.2%
2,586,600	Pall Corp.	101,834,442
	TOTAL INDUSTRIALS	485,618,307

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

February 29, 2008

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND
SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 10.7%
	Communications Equipment — 1.5%
1,364,043	Arris Group Inc.*	$7,843,247
625,772	Nokia Oyj(a)	22,515,915
2,711,228	Nokia Oyj, ADR	97,631,320
	Total Communications Equipment	127,990,482
	Computers & Peripherals — 2.0%
324,400	LaserCard Corp.*	3,010,432
5,700,600	Quantum Corp.*	14,251,500
3,693,800	SanDisk Corp.*	86,988,990
2,947,750	Seagate Technology	63,582,968
	Total Computers & Peripherals	167,833,890
	Electronic Equipment & Instruments — 1.6%
638,700	Excel Technology Inc.*	16,465,686
3,452,300	Tyco Electronics Ltd.	113,580,670
	Total Electronic Equipment & Instruments	130,046,356
	Semiconductors & Semiconductor Equipment — 4.2%
4,616,100	Broadcom Corp., Class A Shares*	87,290,451
336,700	Cabot Microelectronics Corp.*	11,276,083
3,262,800	Cirrus Logic Inc.*	16,770,792
1,205,000	Cree Inc.*	37,234,500
1,177,200	DSP Group Inc.*	13,655,520
3,040,300	Intel Corp.	60,653,985
8,342,300	Micron Technology Inc.*	62,734,096
926,900	RF Micro Devices Inc.*	2,919,735
684,200	Standard Microsystems Corp.*	19,397,070
2,688,100	Teradyne Inc.*	32,230,319
	Total Semiconductors & Semiconductor Equipment	344,162,551
	Software — 1.4%
1,019,600	Advent Software Inc.*	45,820,824
1,575,800	Autodesk Inc.*	48,991,622
631,100	Microsoft Corp.	17,178,542
	Total Software	111,990,988
	TOTAL INFORMATION TECHNOLOGY	882,024,267
	TOTAL INVESTMENTS — 100.0% (Cost — $4,921,986,356#)	8,246,693,209
	Liabilities in Excess of Other Assets — 0.0%	(497,323)
	TOTAL NET ASSETS — 100.0%	$8,246,195,886

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

Abbreviation used in this schedule:

ADR— American Depositary Receipt

See Notes to Financial Statements.

6	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2008

ASSETS:
Investments, at value (Cost — $4,921,986,356)	$8,246,693,209
Cash	2,516,930
Receivable for securities sold	9,575,124
Receivable for Fund shares sold	6,607,445
Dividends receivable	4,525,107
Prepaid expenses	125,417
Total Assets	8,270,043,232
LIABILITIES:
Payable for Fund shares repurchased	10,259,925
Investment management fee payable	5,003,647
Distribution fees payable	3,509,910
Directors’ fees payable	6,943
Accrued expenses	5,066,921
Total Liabilities	23,847,346
TOTAL NET ASSETS	$8,246,195,886
NET ASSETS:
Par value (Note 5)	$788
Paid-in capital in excess of par value	5,080,108,897
Accumulated net investment loss	(37,459,964)
Accumulated net realized loss on investments and foreign currency transactions	(121,160,688)
Net unrealized appreciation on investments	3,324,706,853
TOTAL NET ASSETS	$8,246,195,886
Shares Outstanding:
Class A	34,480,271
Class B	16,795,481
Class C	15,363,809
Class I	12,106,018
Class R	49,847
Class FI	13,572
Net Asset Value:
Class A (and redemption price)	$109.01
Class B*	$95.73
Class C*	$96.84
Class I (and redemption price)	$114.40
Class R (and redemption price)	$108.93
Class FI (and redemption price)	$109.18
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$115.66

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended February 29, 2008

INVESTMENT INCOME:
Dividends	$26,463,089
Interest	743,678
Less: Foreign taxes withheld	(24,553)
Total Investment Income	27,182,214
EXPENSES:
Investment management fee (Note 2)	32,292,621
Distribution fees (Note 4)	23,090,232
Transfer agent fees (Note 4)	8,461,151
Shareholder reports (Note 4)	323,714
Directors’ fees	185,192
Registration fees	82,800
Insurance	66,371
Custody fees	32,675
Legal fees	29,220
Audit and tax	22,868
Miscellaneous expenses	12,638
Total Expenses	64,599,482
NET INVESTMENT LOSS	(37,417,268)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	102,587,508
Foreign currency transactions	34
Net Realized Gain	102,587,542
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(565,095,937)
Foreign currencies	(18)
Change in Net Unrealized Appreciation/Depreciation	(565,095,955)
Net Loss on Investments and Foreign Currency Transactions	(462,508,413)
DECREASE IN NET ASSETS FROM OPERATIONS	$(499,925,681)

See Notes to Financial Statements.

8	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (unaudited) AND THE YEAR ENDED AUGUST 31, 2007	2008	2007
OPERATIONS:
Net investment loss	$(37,417,268)	$(85,725,542)
Net realized gain	102,587,542	305,768,153
Change in net unrealized appreciation/depreciation	(565,095,955)	331,296,254
Increase (Decrease) in Net Assets From Operations	(499,925,681)	551,338,865
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	844,214,555	1,683,020,874
Cost of shares repurchased	(1,420,782,192)	(3,189,363,153)
Net assets of shares issued in connection with merger (Note 6)	—	54,747,177
Decrease in Net Assets From Fund Share Transactions	(576,567,637)	(1,451,595,102)
DECREASE IN NET ASSETS	(1,076,493,318)	(900,256,237)
NET ASSETS:
Beginning of period	9,322,689,204	10,222,945,441
End of period*	$8,246,195,886	$9,322,689,204
* Includes accumulated net investment loss of:	$(37,459,964)	$(42,696)

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	9

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007		2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$115.36	$109.36		$101.83	$84.33	$78.36	$62.24
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.34)	(0.69)		(0.64)	(0.63)	(0.71)	(0.58)
Net realized and unrealized gain (loss)	(6.01)	6.69		8.17	18.13	6.68	16.70
Total income (loss) from operations	(6.35)	6.00		7.53	17.50	5.97	16.12
NET ASSET VALUE, END OF PERIOD	$109.01	$115.36		$109.36	$101.83	$84.33	$78.36
Total return[4]	(5.50)%	5.49%		7.39%	20.75%	7.62%	25.90%
NET ASSETS, END OF PERIOD (MILLIONS)	$3,759	$4,354		$4,274	$3,677	$2,959	$2,332
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.19%[5]	1.15%[6]		1.13%	1.21%	1.21%	1.22%
Net expenses	1.19 [5]	1.15	[6],7	1.13 [7]	1.21	1.19 [7]	1.22
Net investment loss	(0.59)[5]	(0.59)		(0.59)	(0.69)	(0.82)	(0.86)
PORTFOLIO TURNOVER RATE	0%[8]	0%[8]		5%	2%	5%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.14%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

10	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$101.76	$97.28	$91.33	$76.25	$71.43	$57.19
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.76)	(1.47)	(1.36)	(1.23)	(1.28)	(1.03)
Net realized and unrealized gain (loss)	(5.27)	5.95	7.31	16.31	6.10	15.27
Total income (loss) from operations	(6.03)	4.48	5.95	15.08	4.82	14.24
NET ASSET VALUE, END OF PERIOD	$95.73	$101.76	$97.28	$91.33	$76.25	$71.43
Total return[4]	(5.93)%	4.61%	6.51%	19.78%	6.75%	24.90%
NET ASSETS, END OF PERIOD (MILLIONS)	$1,608	$1,955	$2,251	$2,326	$2,124	$1,984
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.08%[5]	1.99%[6]	1.95%	2.01%	2.03%	2.03%
Net expenses	2.08 [5]	1.98 [6,7]	1.95 [7]	2.01	2.01 [7]	2.03
Net investment loss	(1.49)[5]	(1.43)	(1.42)	(1.49)	(1.64)	(1.67)
PORTFOLIO TURNOVER RATE	0%[8]	0%[8]	5%	2%	5%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.97%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	11

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$102.81	$98.09	$91.94	$76.69	$71.79	$57.44
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.64)	(1.29)	(1.21)	(1.17)	(1.22)	(0.99)
Net realized and unrealized gain (loss)	(5.33)	6.01	7.36	16.42	6.12	15.34
Total income (loss) from operations	(5.97)	4.72	6.15	15.25	4.90	14.35
NET ASSET VALUE, END OF PERIOD	$96.84	$102.81	$98.09	$91.94	$76.69	$71.79
Total return[4]	(5.81)%	4.81%	6.69%	19.89%	6.83%	24.98%
NET ASSETS, END OF PERIOD (MILLIONS)	$1,488	$1,798	$1,900	$1,782	$1,611	$1,415
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.83%[5]	1.80%[6]	1.80%	1.93%	1.95%	1.96%
Net expenses	1.83 [5]	1.80 [6,7]	1.78 [7]	1.93	1.93 [7]	1.96
Net investment loss	(1.24)[5]	(1.24)	(1.24)	(1.40)	(1.56)	(1.60)
PORTFOLIO TURNOVER RATE	0%[8]	0%[8]	5%	2%	5%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.78%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

12	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$120.78	$114.00	$105.71	$87.18	$80.67	$63.81
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.07)	(0.20)	(0.19)	(0.25)	(0.36)	(0.30)
Net realized and unrealized gain (loss)	(6.31)	6.98	8.48	18.78	6.87	17.16
Total income (loss) from operations	(6.38)	6.78	8.29	18.53	6.51	16.86
NET ASSET VALUE, END OF PERIOD	$114.40	$120.78	$114.00	$105.71	$87.18	$80.67
Total return[4]	(5.28)%	5.95%	7.84%	21.25%	8.07%	26.42%
NET ASSETS, END OF PERIOD (MILLIONS)	$1,385	$1,212	$1,798	$1,564	$1,186	$876
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.71%[5]	0.72%[6]	0.71%	0.79%	0.80%	0.81%
Net expenses	0.71 [5]	0.72 [6,7]	0.70 [7]	0.79	0.78 [7]	0.81
Net investment loss	(0.12)[5]	(0.16)	(0.17)	(0.27)	(0.40)	(0.43)
PORTFOLIO TURNOVER RATE	0%[8]	0%[8]	5%	2%	5%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.71%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS R SHARES[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$115.30	$116.16
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.36)	(0.52)
Net realized and unrealized loss	(6.01)	(0.34)
Total loss from operations	(6.37)	(0.86)
NET ASSET VALUE, END OF PERIOD	$108.93	$115.30
Total return[4]	(5.53)%	(0.74)%
NET ASSETS, END OF PERIOD (000s)	$5,430	$2,895
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	1.23%	1.23%[6]
Net expenses[5]	1.23	1.23 [6]
Net investment loss[5]	(0.63)	(0.69)
PORTFOLIO TURNOVER RATE	0%[7]	0%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2008 (unaudited).

[3]	For the period December 28, 2006 (inception date) to August 31, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.23%.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

14	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS FI SHARES[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$115.43	$119.97
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.22)	(0.12)
Net realized and unrealized loss	(6.03)	(4.42)
Total loss from operations	(6.25)	(4.54)
NET ASSET VALUE, END OF PERIOD	$109.18	$115.43
Total return[4]	(5.41)%	(3.78)%
NET ASSETS, END OF PERIOD (000s)	$1,482	$1,517
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	0.97%	0.99%
Net expenses[5]	0.97	0.99
Net investment loss[5]	(0.38)	(0.29)
PORTFOLIO TURNOVER RATE	0%[6]	0%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2008 (unaudited).

[3]	For the period April 30, 2007 (inception date) to August 31, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The

16	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	17

Notes to financial statements (unaudited) continued

realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”), PFS Investments, Inc. (“PFS”) and LMIS served as distributors of the Fund.

18	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended February 29, 2008, LMIS and its affiliates received sales charges of approximately $369,000 on sales of the Fund’s Class A shares. In addition, for the six months ended February 29, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$4,000	$535,000	$69,000

As of February 29, 2008, the Fund had accrued $525 as deferred compensation.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended February 29, 2008, the aggregate cost of purchases and proceeds from sales of investments were as follows:

Purchases	$23,769,584
Sales	622,659,624

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,930,326,753
Gross unrealized depreciation	(605,619,900)
Net unrealized appreciation	$3,324,706,853

4. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C, R and FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and R shares calculated at the annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

For the six months ended February 29, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$5,316,251	$4,465,921	$144,217
Class B	9,227,409	3,173,384	108,486
Class C	8,533,316	818,004	57,909
Class I	—	3,633	13,094
Class R	11,384	198	4
Class FI	1,872	11	4
Total	$23,090,232	$8,461,151	$323,714

5. Shares of beneficial interest

At February 29, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED FEBRUARY 29, 2008		YEAR ENDED AUGUST 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	2,577,876	$298,830,193	7,023,601	$816,150,581
Shares repurchased	(5,841,788)	(670,726,962)	(8,528,346)	(997,814,795)
Shares issued with merger	—	—	171,021	19,764,046
Net decrease	(3,263,912)	$(371,896,769)	(1,333,724)	$(161,900,168)
Class B
Shares sold	506,768	$51,603,999	1,424,056	$146,578,874
Shares repurchased	(2,919,845)	(298,423,194)	(5,580,472)	(576,675,649)
Shares issued with merger	—	—	221,548	22,725,893
Net decrease	(2,413,077)	$(246,819,195)	(3,934,868)	$(407,370,882)
Class C
Shares sold	599,967	$61,839,660	2,147,462	$222,787,968
Shares repurchased	(2,723,181)	(280,153,406)	(4,145,325)	(432,013,042)
Shares issued with merger	—	—	118,445	12,257,238
Net decrease	(2,123,214)	$(218,313,746)	(1,879,418)	$(196,967,836)
Class I1
Shares sold	3,472,663	$426,795,422	4,071,468	$491,997,424
Shares repurchased	(1,399,649)	(169,257,080)	(9,811,509)	(1,181,951,125)
Net increase (decrease)	2,073,014	$257,538,342	(5,740,041)	$(689,953,701)

20	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

	SIX MONTHS ENDED FEBRUARY 29, 2008		YEAR ENDED AUGUST 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class R2
Shares sold	42,547	$4,883,465	28,496	$3,426,707
Shares repurchased	(17,808)	(2,001,172)	(3,388)	(403,513)
Net increase	24,739	$2,882,293	25,108	$3,023,194
Class FI3
Shares sold	2,294	$261,816	17,332	$2,079,320
Shares repurchased	(1,866)	(220,378)	(4,188)	(505,029)
Net increase	428	$41,438	13,144	$1,574,291

[1]	As of November 20, 2006, Class Y shares were renamed Class I shares.

[2]	For the period December 28, 2006 (inception date) to August 31, 2007.

[3]	For the period April 30, 2007 (inception date) to August 31, 2007.

6. Transfer of net assets

On December 1, 2006, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Health Sciences Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Acquired Fund shareholders on November 20, 2006. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

ACQUIRED FUND	SHARES ISSUED BY THE FUND	TOTAL NET ASSETS OF THE ACQUIRED FUND	TOTAL NET ASSETS OF THE FUND
Legg Mason Partners Health Sciences Fund	511,014	$54,747,177	$10,785,330,413

The total net assets of the Acquired Fund before acquisition included unrealized appreciation of $2,033,044, accumulated net realized loss of $3,665,751 and accumulated net investment loss of $2,597. Total net assets of the Fund immediately after the transfer were $10,840,077,590. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7. Capital loss carryforward

On August 31, 2007, the Fund had a net capital loss carryforward of approximately $5,451,889, of which $2,098,915 expires in 2009, $1,117,565 expires in 2011, $84,758 expires in 2014 and $2,150,651 expires in 2015. These amounts will be available to offset like amounts of any future taxable gains. Additionally, $3,048,413 of the capital loss carryforward is subject to certain tax limitations as a result of the reorganization.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

8. Regulatory matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be

22	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendant’s motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

24	Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report

10. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board “FASB” released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Legg Mason Partners Aggressive Growth Fund 2008 Semi-Annual Report	25

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Fund’s Board of Trustees, the Board considered the re-approval for an annual period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which ClearBridge Advisors, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services provided to the Fund under the Management Agreement and Sub-Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager

26	Legg Mason Partners Aggressive Growth Fund

and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional multi-cap growth funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board members noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2007. The Fund performed below the median for the one- and three-year periods, but performed better than the median for the five- and ten-year

Legg Mason Partners Aggressive Growth Fund	27

Board approval of management and subadvisory agreements (unaudited) continued

periods. The Board noted that the Fund’s three-year performance was only slightly below the median performance, and that its ten-year performance was in the the first quintile, for funds in the Performance Universe. The Board also reviewed performance information provided by the Manager for periods ended September 2007, which showed the Fund’s performance was competitive compared to the Lipper category average during the third quarter. The Board members then discussed with representatives of management, including the Chief Investment Officer for the Sub-Adviser, the portfolio management strategy of the Fund’s portfolio manager and the reasons for the Fund’s underperformance versus the Performance Universe during the more recent time periods. The Trustees noted that the portfolio manager is very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Trustees also noted that the Manager was committed to providing the resources necessary to assist the portfolio manager. Based on its review, the Board generally was satisfied with the Fund’s long-term performance and management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and established a committee of Independent Trustees to review performance with the Manager and report to the full Board during periods between Board meetings.

Management Fees and Expense Ratios

The Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and the Sub-Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Adviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s

28	Legg Mason Partners Aggressive Growth Fund

distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 11 retail front-end load multi-cap growth funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load multi-cap growth funds (“Expense Universe”). This information showed that, while the Fund’s Contractual Management Fee was slightly higher than the median of management fees paid by the other funds in the Expense Group and Expense Universe, the Fund’s actual total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group and Expense Universe.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets exceeded the specified asset level at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders realized economies of scale because the total expense ratio of the Fund was lower than it would have been if no breakpoints were in place. The Board also considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale, taking into consideration other efficiencies that might accrue as the Fund’s assets increase. The Board also noted that as the Fund’s assets have increased over

Legg Mason Partners Aggressive Growth Fund	29

Board approval of management and subadvisory agreements (unaudited) continued

time, the Fund and its shareholders have realized economies of scale as certain expenses, such as fixed fund fees, became a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also have been appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

30	Legg Mason Partners Aggressive Growth Fund

Legg Mason Partners Aggressive Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Aggressive Growth Fund

The Fund is a separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Aggressive Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in 2007, according to Pensions & Investments, based on 12/31/06 assets under management.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02208 4/08 SR08-533

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: May 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	May 1, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	May 1, 2008